PowerShares QQQ Trust, Series 1

ANNUAL REPORT

SEPTEMBER 30, 2010

OBJECTIVE:

The PowerShares QQQ Trust, Series 1 (the "Trust") is a unit investment trust that issues securities called PowerShares QQQ Index Tracking Stock. The Trust holds all of the component securities of the Nasdaq-100 Index (the "Index"). The investment objective of the Trust is to provide investment results that generally correspond to the price and yield performance of the Nasdaq-100 Index (the component securities of the Index are sometimes referred to herein as "Index Securities"). There can be no assurance that this investment objective will be met fully.

PowerShares QQQ Trust, Series 1

Contents

Report of Independent Registered Public Accounting Firm	1

Financial Statements

Schedule of Investments	2

Statement of Assets and Liabilities	6

Statements of Operations	7

Statements of Changes in Net Assets	8

Financial Highlights	9

Notes to Financial Statements	10

Supplement Information (Unaudited)	16

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FINANCIAL STATEMENTS AND THE RELATED REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Sponsor, Trustee and the Unitholders of the PowerShares QQQ Trust, Series 1

We have audited the accompanying statement of assets and liabilities of the PowerShares QQQ Trust, Series 1 (the "Trust"), including the schedule of investments, as of September 30, 2010, and the related statements of operations and changes in net assets for each of the three years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PowerShares QQQ Trust, Series 1 at September 30, 2010, the results of its operations and the changes in its net assets for each of the three years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

New York, New York
December 23, 2010

PowerShares QQQ Trust, Series 1
Schedule of Investments
September 30, 2010

Common Stock	Shares	Value
Apple, Inc.*	14,811,955	$4,202,892,231
QUALCOMM, Inc.	22,504,425	1,015,399,656
Google, Inc., Class A*	1,742,953	916,427,258
Microsoft Corp.	34,619,884	847,840,959
Oracle Corp.	24,361,785	654,113,927
Amazon.Com, Inc.*	3,456,381	542,859,200
Cisco Systems, Inc.*	23,718,244	519,429,544
Teva Pharmaceutical Industries Ltd. ADR	8,514,145	449,121,149
Intel Corp.	22,664,461	435,837,585
Gilead Sciences, Inc.*	9,600,329	341,867,716
Baidu, Inc. ADR*	3,187,108	327,061,023
Starbucks Corp.	11,961,752	305,981,616
DIRECTV, Class A*	7,336,790	305,430,568
Celgene Corp.*	5,295,593	305,079,113
Comcast Corp., Class A	16,837,670	304,425,074
Research In Motion Ltd.*	6,139,643	298,939,218
Amgen, Inc.*	5,193,025	286,187,608
eBay, Inc.*	11,375,764	277,568,642
Express Scripts, Inc., Class A*	5,626,332	274,002,368
Genzyme Corp.*	3,713,761	262,897,141
PACCAR, Inc.	4,749,701	228,698,103
Cognizant Technology Solutions Corp., Class A*	3,408,703	219,759,082
News Corp., Class A	16,563,242	216,315,941
NetApp, Inc.*	4,340,328	216,104,931
priceline.com, Inc.*	595,013	207,266,828
Vodafone Group PLC ADR	8,223,292	204,019,875
Intuit, Inc.*	4,599,714	201,513,470
Bed Bath & Beyond, Inc.*	4,125,187	179,074,368
Citrix Systems, Inc.*	2,581,737	176,177,733
Costco Wholesale Corp.	2,688,672	173,392,457
Biogen IDEC, Inc.*	3,056,910	171,553,789
Automatic Data Processing, Inc.	4,041,873	169,879,922
Broadcom Corp., Class A	4,754,426	168,259,136
Adobe Systems, Inc.*	5,983,521	156,469,074
Altera Corp.	5,022,885	151,490,212
Symantec Corp.*	9,594,484	145,548,322
Activision Blizzard, Inc.	12,708,954	137,510,882
Wynn Resorts Ltd.	1,565,120	135,805,462
CH Robinson Worldwide, Inc.	1,905,683	133,245,355
Intuitive Surgical, Inc.*	456,982	129,664,073

PowerShares QQQ Trust, Series 1
Schedule of Investments (continued)
September 30, 2010

Common Stock	Shares	Value
First Solar, Inc.*	870,906	$128,327,999
Marvell Technology Group Ltd.*	7,210,189	126,250,409
CA, Inc.	5,760,914	121,670,504
Staples, Inc.	5,700,939	119,263,644
Millicom International Cellular SA	1,224,430	117,484,059
Fiserv, Inc.*	2,182,601	117,467,586
Mattel, Inc.	4,782,019	112,186,166
Expeditors International of Washington, Inc.	2,421,443	111,943,310
Paychex, Inc.	3,986,163	109,579,621
Dell, Inc.*	8,316,389	107,780,401
Linear Technology Corp.	3,487,162	107,160,488
Yahoo!, Inc.*	7,534,058	106,757,602
Xilinx, Inc.	3,991,412	106,211,473
SanDisk Corp.*	2,753,696	100,922,958
Life Technologies Corp.*	2,156,678	100,695,296
BMC Software, Inc.*	2,414,114	97,723,335
Sears Holdings Corp.*	1,345,121	97,037,029
Applied Materials, Inc.	8,073,369	94,296,950
Expedia, Inc.	3,249,475	91,667,690
Virgin Media, Inc.	3,946,596	90,850,640
Apollo Group, Inc., Class A*	1,733,370	89,008,550
Check Point Software Technologies Ltd.*	2,384,078	88,044,001
Autodesk, Inc.*	2,751,846	87,976,517
Liberty Media Corp. - Interactive*	6,375,471	87,407,707
Fastenal Co.	1,638,354	87,144,049
Infosys Technologies Ltd. ADR	1,272,582	85,657,494
O'Reilly Automotive, Inc.*	1,608,047	85,548,100
Vertex Pharmaceuticals, Inc.*	2,465,879	85,245,437
KLA-Tencor Corp.	2,364,180	83,290,061
Joy Global, Inc.	1,177,864	82,827,396
Sigma-Aldrich Corp.	1,354,480	81,783,502
Cerner Corp.*	955,114	80,220,025
Ross Stores, Inc.	1,435,449	78,404,224
NII Holdings, Inc.*	1,902,535	78,194,189
NVIDIA Corp.*	6,552,058	76,528,037
Stericycle, Inc.*	1,041,708	72,377,872
Illumina, Inc.*	1,418,152	69,773,078
Mylan, Inc.*	3,653,549	68,723,257
Warner Chilcott PLC, Class A*	2,921,456	65,557,473
Seagate Technology PLC*	5,468,751	64,421,887

PowerShares QQQ Trust, Series 1
Schedule of Investments (continued)
September 30, 2010

Common Stock	Shares	Value
Garmin Ltd.	2,098,124	63,678,063
Electronic Arts, Inc.*	3,870,584	63,593,695
Maxim Integrated Products, Inc.	3,412,789	63,170,724
Lam Research Corp.*	1,490,536	62,378,932
Henry Schein, Inc.*	1,060,572	62,128,308
Urban Outfitters, Inc.*	1,933,345	60,784,367
VeriSign, Inc.*	1,908,552	60,577,440
Flextronics International Ltd.*	9,905,436	59,828,833
Cintas Corp.	2,131,991	58,736,352
Microchip Technology, Inc.	1,796,819	56,509,958
Cephalon, Inc.*	851,403	53,161,603
DENTSPLY International, Inc.	1,593,756	50,952,379
Hologic, Inc.*	3,167,434	50,710,618
JB Hunt Transport Services, Inc.	1,432,491	49,707,438
FLIR Systems, Inc.*	1,923,514	49,434,310
QIAGEN NV*	2,737,530	48,563,782
DISH Network Corp., Class A	2,512,036	48,130,610
Patterson Cos., Inc.	1,382,206	39,600,202
Foster Wheeler AG*	1,548,506	37,876,457
Logitech International SA*	1,996,564	34,740,214
Total Investments (Cost $25,702,359,990)		$21,232,784,912

*  Non-income producing security for the year ended September 30, 2010.

ADR - American Depository Receipts

The securities of the PowerShares QQQ Trust, Series 1 (the "Trust") investment portfolio categorized by industry group, as a percentage of total investments at value, are as follows:

Industry Classification	Value	Percentage
Computers	$5,331,218,417	25.11%
Software	2,830,321,707	13.33%
Internet	2,763,141,712	13.01%
Telecommunications	2,025,377,961	9.54%
Biotechnology	1,623,299,178	7.64%
Semiconductors	1,531,383,966	7.21%
Retail	1,099,485,805	5.18%
Pharmaceuticals	910,565,850	4.29%
Media	874,302,193	4.12%
Healthcare - Products	381,619,362	1.80%

PowerShares QQQ Trust, Series 1
Schedule of Investments (continued)
September 30, 2010

Industry Classification	Value	Percentage
Commercial Services	$368,468,093	1.73%
Transportation	294,896,103	1.39%
Auto Manufacturers	228,698,103	1.08%
Electronics	172,941,207	0.81%
Lodging	135,805,462	0.64%
Energy - Alternate Sources	128,327,999	0.60%
Toys/Games/Hobbies	112,186,166	0.53%
Distribution / Wholesale	87,144,049	0.41%
Machinery - Construction & Mining	82,827,396	0.39%
Chemicals	81,783,502	0.39%
Environmental Control	72,377,872	0.34%
Textiles	58,736,352	0.28%
Engineering & Construction	37,876,457	0.18%
Total	$21,232,784,912	100.00%

Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Trust's assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$21,232,784,912+	$—	$—	$21,232,784,912
Total	$21,232,784,912	$—	$—	$21,232,784,912

+  Please refer to the Industry Classification section of the Schedule of Investments for a breakdown of valuations by industry type.

PowerShares QQQ Trust, Series 1
Statement of Assets and Liabilities
September 30, 2010

Assets:
Investments in securities, at value (cost $25,702,359,990)	$21,232,784,912
Cash	36,311,852
Dividends receivable	3,247,893
Receivable from units created	923,064,712
Receivable for securities sold	1,117,206,210
Total Assets	$23,312,615,579
Liabilities:
Payable for securities purchased	$923,060,954
Distribution payable	41,234,458
Payable to Sponsor	2,646,414
Payable to Licensor	4,117,607
Payable to Trustee	966,390
Payable for units redeemed	1,117,223,989
Accrued expenses	492,224
Total Liabilities	2,089,742,036
NET ASSETS	$21,222,873,543
Net Assets Represented By:
Paid in capital	$43,452,524,294
Distributions in excess of net investment income	(9,658,907)
Accumulated net realized loss on investments transactions	(17,750,416,766)
Net unrealized depreciation of investments	(4,469,575,078)
NET ASSETS	$21,222,873,543
Shares of beneficial interest outstanding, unlimited shares authorized:	432,700,000
Net asset value per share: (net assets/shares of beneficial interest outstanding)	$49.05

See accompanying notes to financial statements.

PowerShares QQQ Trust, Series 1
Statements of Operations

	Year Ended September 30,
	2010	2009	2008
Investment income:
Dividend income*	$158,868,271	$97,559,395	$94,590,183
Expenses:
Trustee fees	11,616,639	8,699,111	11,608,367
Marketing expenses	7,826,822	5,273,405	7,629,379
Licensing fees	16,524,739	12,169,883	16,461,099
Professional fees	151,440	193,965	319,045
Other fees and expenses	601,974	663,419	738,990
Total expenses	36,721,614	26,999,783	36,756,880
Net investment income	122,146,657	70,559,612	57,833,303
Realized and unrealized gain (loss) on investments:
Net realized loss on sales of investments	(685,126,878)	(2,271,894,717)	(1,520,496,556)
Net realized gain (loss) on in-kind redemptions	1,761,323,868	(437,040,122)	2,439,414,647
Net change in unrealized appreciation/depreciation of investments	1,193,721,613	3,213,389,421	(5,928,173,912)
Net realized and unrealized gain (loss) on investments	2,269,918,603	504,454,582	(5,009,255,821)
Net increase (decrease) in net assets resulting from operations	$2,392,065,260	$575,014,194	$(4,951,422,518)

*  Net of foreign tax withholding of $1,908,734, $840,309 and $536,102 for the years ended September 2010, 2009 and 2008, respectively.

See accompanying notes to financial statements.

PowerShares QQQ Trust, Series 1
Statements of Changes in Net Assets

	Year Ended September 30,
	2010	2009	2008
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$122,146,657	$70,559,612	$57,833,303
Net realized gain (loss) on investment transactions	1,076,196,990	(2,708,934,839)	918,918,091
Net change in unrealized appreciation/depreciation of investments	1,193,721,613	3,213,389,421	(5,928,173,912)
Net increase (decrease) in net assets resulting from operations	2,392,065,260	575,014,194	(4,951,422,518)
Distributions to Unitholders from:
Net investment income	(123,414,558)	(71,964,054)	(58,565,388)
Unitholder Transactions:
Proceeds from subscriptions of PowerShares QQQ Index Tracking Stock shares	68,071,023,844	48,301,844,499	88,402,911,469
Less redemptions of PowerShares QQQ Index Tracking Stock shares	(66,210,692,758)	(49,801,965,134)	(85,859,918,204)
Increase (decrease) in net assets due to unitholder transactions	1,860,331,086	(1,500,120,635)	2,542,993,265
Total increase (decrease)	4,128,981,788	(997,070,495)	(2,466,994,641)
Net Assets:
Beginning of year	17,093,891,755	18,090,962,250	20,557,956,891
End of year*	$21,222,873,543	$17,093,891,755	$18,090,962,250

*  Includes distributions in excess of net investment income of $(9,658,907), $(8,391,006) and $(6,986,564) at September 30, 2010, 2009 and 2008, respectively.

See accompanying notes to financial statements.

PowerShares QQQ Trust, Series 1
Financial Highlights

	Year Ended September 30,
	2010	2009	2008	2007	2006
Net Asset Value, beginning of year	$42.29	$39.20	$51.41	$40.65	$39.47
Investment Operations:
Net investment income(1)	0.30	0.17	0.15	0.15	0.16
Net realized and unrealized gain (loss) on investments	6.79	3.10	(12.21)	10.75	1.20
Total from Investment Operations	7.09	3.27	(12.06)	10.90	1.36
Less Distributions from:
Net investment income	(0.33)	(0.18)	(0.15)	(0.14)	(0.18)
Net Asset Value, end of year	$49.05	$42.29	$39.20	$51.41	$40.65
Total Investment Return(2)	16.80%	8.44%	(23.50)%	26.87%	3.40%
Ratios and Supplemental Data:
Net assets, end of year (000's)	$21,222,874	$17,093,892	$18,090,962	$20,557,957	$17,955,453
Ratios to average net assets:
Expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	0.67%	0.52%	0.32%	0.33%	0.41%
Portfolio turnover rate(3)	4.96%	8.19%	10.00%	8.42%	14.55%
The financial highlights summarize the impact of net investment income, net realized and unrealized gains and losses and distributions on a single share of the PowerShares QQQ Trust, Series 1 outstanding for each period presented. Additionally, important relationships between certain financial statement items are expressed in ratio form.

(1)  Calculated using average shares outstanding method.

(2)  The total return calculation assumes the reinvestment of dividends and capital gain distributions, if any, at net asset value. Total return excludes the effect of transaction fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and/or selling shares of the Trust in the secondary market. Currently, the Trust does not have a dividend reinvestment program.

(3)  Portfolio turnover excludes securities received or delivered from processing creations or redemptions of PowerShares QQQ Trust units.

See accompanying notes to financial statements.

PowerShares QQQ Trust, Series 1
Notes to Financial Statements
September 30, 2010

1. Organization

PowerShares QQQ Trust, Series 1 (the "Trust") is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940. The Trust was created to provide investors with the opportunity to purchase units of beneficial interest in the Trust representing proportionate undivided interests in the portfolio of securities held by the Trust, which consists of substantially all of the securities, in substantially the same weighting, as the component securities of the Nasdaq-100 Index.

Invesco PowerShares Capital Management, LLC is the Sponsor of the Trust and The Bank of New York Mellon is the Trustee. Effective March 21, 2007, sponsorship of the Nasdaq-100 Trust, Series 1 was transferred to Invesco PowerShares Capital Management, LLC pursuant to a transaction agreement between Invesco PowerShares Capital Management, LLC and The Nasdaq Stock Market, Inc., the parent of the former sponsor, Nasdaq Global Funds, Inc. Effective upon the transfer of sponsorship, the name of the Trust was changed from Nasdaq-100 Trust, Series 1 to PowerShares QQQ Trust, Series 1.

2. Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (hereafter referred to as "authoritative guidance") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Trust.

Subsequent Events

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were available to be issued. Management has determined that there are no material events that would require disclosure in the Trust's financial statements through this date.

Security Valuation

Portfolio securities are valued at the Nasdaq official closing price of The Nasdaq Stock Market, Inc. (the "Nasdaq Stock Market"), which is deemed to be the principal market on which the securities are traded. If there is no Nasdaq official closing price on the day of valuation, a security is valued at the closing bid price of the Nasdaq Stock Market. If a security is not quoted on the Nasdaq Stock Market, or the principal market of the security is other than the Nasdaq Stock Market, or the Trustee deems the official close price or closing bid price inappropriate for valuation purposes, then the security shall be fair valued by the Trustee in good faith based (a) on the closing price for the security on another market on which the security is traded or if there is no such appropriate closing price, at the closing bid price on such other market, (b) on current bid prices on the Nasdaq Stock Market or such other markets, (c) if bid prices are not available, on the basis of current bid prices for comparable securities, (d) by the Trustee appraising the value of the securities in good faith, or (e) any combination thereof.

The authoritative guidance for fair value instruments and disclosures defines fair value as the price the Trust would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The guidance also establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of the Schedule of Investments.

In January, 2010, FASB issued Accounting Standards Update No. 2010-06, "Improving Disclosures about Fair Value Measurements" ("ASU 2010-06"). ASU 2010-06 requires new disclosure regarding transfers into and out of Levels 1 and 2 effective for interim and annual periods beginning after December 15, 2009. The Trust discloses significant transfers between levels based on valuations, if any at the end of the reporting period. For the year ended September 30, 2010, there were no transfers between Levels 1 and 2. ASU 2010-06 will also require additional details regarding Level 3 transaction activity effective for interim and annual periods beginning after December 15, 2010. Management is currently evaluating the effect that this additional requirement will have on the Trust's financial statements.

Investment Transactions

Investment transactions are recorded on trade date. Realized gains and losses from the sale or disposition of securities are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date. Dividends received by the Trust may be subject to withholding and other taxes imposed by foreign countries.

Distributions to Unitholders

The Trust declares and distributes dividends, if any, from net investment income quarterly. The Trust will declare and distribute net realized capital gains, if any, at least annually.

Federal Taxes

The Trust has qualified and intends to continue to qualify for and elect treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Trust will not be subject to federal income taxes to the extent it distributes all of its investment company taxable income and any net realized capital gains, each fiscal year. In addition, by distributing each calendar year substantially all of its net investment income and capital gains, if any, the Trust will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

The Trust is subject to authoritative guidance with respect to accounting for uncertainties in income taxes. Management has analyzed the Trust's tax positions taken on its federal income tax return for all open tax years and has concluded that, as of September 30, 2010, no provision for income tax would be required in the Trust's financial statements. The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

3. Federal Tax Information

At September 30, 2010, permanent differences primarily due to the tax treatment of in-kind transactions and capital loss carry forward expirations were reclassified within the components of net assets of the Trust. These differences resulted in a net decrease in accumulated net realized loss on investments and a corresponding decrease to paid in capital of $1,176,521,156. This reclassification had no effect on net assets of the Trust.

The tax character of distributions paid during the years ended September 30, 2010, 2009 and 2008 was $123,414,558, $71,964,054 and $58,565,388 of ordinary income, respectively.

During the fiscal year ended September 30, 2010, the Trust had a capital loss carryforward of $2,457,820,737 which expired. At September 30, 2010, the Trust had a capital loss carryforward of $16,305,229,390, of which $5,729,023,648 expires in 2011, $3,015,741,745 expires in 2012, $1,687,659,839 expires in 2013, $654,169,365 expires in 2014, $1,409,611,668 expires in 2015, $1,626,542,181 expires in 2016, $610,749,524 expires in 2017 and $1,571,731,420 expires in 2018.

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Trust's next taxable year. The Trust incurred and will elect to defer net capital losses of $145,185,130 for the year ended September 30, 2010. These carryover losses may be used to offset future gains. To the extent they are so used, future gains will not be distributed to unitholders until they exceed available loss carryovers.

As of September 30, 2010, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(16,450,414,520)
Undistributed ordinary income	31,575,553
Net unrealized depreciation	(5,769,577,326)
Total accumulated deficit	$(22,188,416,293)

4. Transactions with the Trustee, Licensor and Sponsor

The Trust pays the expenses of its operations, including Trustee fees, reimbursement to the Sponsor for expenses relating to the marketing of the Trust and for payments to The Nasdaq Stock Market, Inc. (the "Licensor") for a license to use the Nasdaq-100 Index as a basis for determining the composition and weighting of securities held by the Trust.

Effective March 21, 2007, in connection with the transfer of sponsorship, Invesco PowerShares Capital Management, LLC entered into a license agreement with The Nasdaq Stock Market, Inc. (the "License Agreement"). Under the License Agreement, the license fee payable by the Trust is at an annual rate equal to the sum of (i) the product of (A) that portion of the average net assets of the Trust and the PowerShares EQQQ Fund, on an aggregate basis, up to and including $25,000,000,000 and (B) 0.09%, and (ii) the product of (A) an amount equal to that portion of the average net assets of the Trust and the PowerShares EQQQ Fund, on an aggregate basis, in excess of $25,000,000,000 and (B) 0.08%, with such sum multiplied by the percentage of the aggregate average net assets attributable to the Trust. License fees of $4,117,607 were payable to the Licensor at September 30, 2010. The license fee, under no circumstances, will exceed 0.09% of the aggregate average net assets, but may be lower in the future based on the aggregate average net assets. The license fee payable to the Licensor, prior to March 21, 2007, was 0.04% of the average net assets of the Trust. The License Agreement may be amended by the parties thereto without the consent of any of the beneficial owners of PowerShares QQQ shares and the License Agreement has no express termination date.

Prior to the transfer of sponsorship, Nasdaq Global Funds, Inc., the former sponsor, voluntarily agreed to absorb or reimburse the Trust for ordinary operating expenses of the Trust to the extent that such expenses exceeded 0.20% per annum of the daily net asset value of the Trust. Effective March 21, 2007, in its capacity as the new sponsor, Invesco PowerShares Capital Management, LLC has continued to undertake, until otherwise determined, the reimbursement of ordinary operating expenses of the Trust, to the extent that such expenses exceed 0.20% per annum of the daily net asset value.

The Sponsor retains the ability to be repaid by the Trust for expenses so reimbursed or assumed to the extent that subsequently during the fiscal year expenses fall below the applicable per annum level on any given day. For the years ended September 30, 2010, 2009 and 2008, ordinary operating expenses incurred by the Trust did not exceed the 0.20% per annum level and, accordingly, no expenses of the Trust were assumed by the sponsor.

In accordance with the Trust Agreement, the Trustee maintains the Trust's accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities, which must be delivered in exchange for the issuance of Creation Units of the Trust, and for adjusting the composition of the Trust's portfolio from time to time to conform to changes in the composition and/or weighting structure of the

Nasdaq-100 Index. For these services, the Trustee receives a fee at the following annual rates:

Net Assets of the Trust	Fee as a Percentage of Net Assets of the Trust
$0-$499,999,999*	10/100 of 1% per annum
$500,000,000-$2,499,999,999*	8/100 of 1% per annum
$2,500,000,000-$24,999,999,999*	6/100 of 1% per annum
$25,000,000,000-$49,999,999,999*	5/100 of 1% per annum
$50,000,000,000 and over*	4/100 of 1% per annum

*  The fee indicated applies to that portion of the net assets of the Trust which falls in the size category indicated and is computed each business day on the basis of the net assets of the Trust on such day.

The minimum annual fee, which shall be paid to the Trustee, is $180,000. To the extent that the amount of the Trustee's compensation is less than such minimum annual fee, the Sponsor has agreed to pay the amount of such shortfall. Trustee fees of $966,390 were payable to the Trustee at September 30, 2010.

Marketing expenses paid by the Sponsor on behalf of the Trust for invoices received directly by the Sponsor during the year remain payable in the amount of $2,646,414 to the Sponsor at September 30, 2010.

ALPS Distributors, Inc. (the "Distributor") is the distributor for the Trust. The Sponsor, not the Trust, pays the Distributor a flat annual fee of $35,000 for its distribution services.

5. Related Party Transactions

During the fiscal year ended September 30, 2010, 2009 and 2008, the Trust paid $1,675,802, $3,500,188 and $3,374,932, respectively, in commissions on trades to a related party, BNY ConvergEx Group. BNY ConvergEx Group is an affiliate of the Trustee.

6. Transactions in Shares of the PowerShares QQQ Trust, Series 1

Transactions in shares were as follows:

	For the Year Ended September 30, 2010	For the Year Ended September 30, 2009	For the Year Ended September 30, 2008
PowerShares QQQ Index Tracking Stock shares sold .	1,486,600,000	1,451,050,000	1,878,650,000
PowerShares QQQ Index Tracking Stock shares redeemed .	(1,458,150,000)	(1,508,250,000)	(1,817,100,000)
Net increase (decrease)	28,450,000	(57,200,000)	61,550,000

PowerShares QQQ Index Tracking Stock shares are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000 PowerShares QQQ Index Tracking Stock shares. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income per PowerShares QQQ Index Tracking Stock share and a balancing cash component to equate the transaction to the net asset value per share of the Trust on the transaction date. The transaction fee charged in connection with creation or redemption of Creation Units through the PowerShares QQQ Trust Clearing Process is either, $0, $500 or $1,000 per Participating Party per day, depending on specific circumstances. The total fee charged in connection with the creation or redemption of Creation Units outside the PowerShares QQQ Trust Clearing Process is $4,000 per Participating Party per day.

Transaction fees are received by the Trustee from the Participating Party and used to offset the expense of processing orders. For the years ended September 30, 2010, 2009 and 2008, the Trustee earned $1,294,000, $1,310,000 and $1,210,000, respectively, in transaction fees. The Trustee, in its sole discretion, may voluntarily reduce or waive the transaction fee, or modify the transaction fee schedule, subject to certain limitations. There were no such reductions or waivers for the years ended September 30, 2010, 2009 and 2008.

7. Investment Transactions

For the year ended September 30, 2010, the Trust had purchases and sales of investment securities of $925,826,445 and $907,108,404 respectively. This excludes securities received or delivered from processing creations or redemptions of the Trust. At September 30, 2010, the cost of investments for federal income tax purposes was $27,002,362,238. Accordingly, gross unrealized depreciation was $6,205,035,824 and gross unrealized appreciation was $435,458,498 resulting in net unrealized depreciation of $5,769,577,326.

8. Representations and Indemnifications

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

PowerShares QQQ Trust
Frequency Distribution Of Discounts and Premiums
Closing Price vs. Net Asset Value (NAV)*

Five Year Period Ended 09/30/10 (unaudited)

Premium/Discount Range	Number of Trading Days(1)	Percentage of Total Trading Days
Greater than 0.25%	19	1.51%
Between zero and 0.25%	559	44.44%
Closing Price Equal to NAV	0	0.00%
Between zero and -0.25%	665	52.86%
Less than -0.25%	15	1.19%
Total	1,258	100.00%

*  Consolidated closing prices and non-truncated NAVs were used.

(1)  Number of Trading Days refers to the number of days during which there is buy/sell activity for the Fund on the Exchange.

Comparision of Total Returns Based on NAV and Close Price(1)
From Inception to 09/30/2010 (unaudited)

Cumulative Total Return

	1 Year	5 Year	Since Inception
PowerShares QQQ Trust
Return Based on NAV	16.80%	27.17%	(0.44%)
Return Based on Close Price	16.96%	27.25%	(0.59%)
Index	17.03%	28.30%	1.89%

Average Annual Total Return

	1 Year	5 Year	Since Inception
PowerShares QQQ Trust
Return Based on NAV	16.80%	4.92%	(0.04%)
Return Based on Close Price	16.96%	4.94%	(0.05%)
Index	17.03%	5.11%	0.16%

(1)  Cumulative Total Return and Average Total Return for the period since inception is calculated from the inception date March 10, 1999.

PowerShares QQQ Trust, Series 1

Sponsor

Invesco PowerShares Capital Management LLC
301 West Roosevelt Road
Wheaton, IL 60187

Trustee

The Bank of New York Mellon
2 Hanson Place
Brooklyn, NY 11217

Distributor

ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

Legal Counsel

Jones Day
222 East 41st Street
New York, NY 10017

NOTES

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